Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	3.20%	3.70%	2.60%
Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	5.60%	5.70%	5.10%
Defined benefit plan | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	3.20%	3.70%	3.80%
Defined benefit plan | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.70%	6.00%	5.30%